Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of products and services [line items]
Sales revenue	¥ 13,170,519	¥ 14,931,009	¥ 15,888,617
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	1,658,871	1,921,065	1,986,968
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	128,412	138,270	113,187
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	9,746,374	11,199,477	12,173,065
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,315,125	1,346,568	1,264,407
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	257,237	243,251	266,012
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 64,500	¥ 82,378	¥ 84,978